Segment Information - Certain Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue from external customers	$ 303,304	$ 311,350	$ 303,746	$ 281,901	$ 283,873	$ 265,847	$ 260,029	$ 245,072	$ 1,200,301	$ 1,054,821	$ 876,486
Cost of revenues									782,937	704,048	595,287
Selling, general, and administrative expenses									140,501	113,470	84,592
Acquisition and divestiture-related expenses									27,127	18,050	15,400
(Gain) loss on disposal of assets									(14,010)	3,224	2,790
Adjusted EBITDA									296,387	253,936	218,842
Depreciation and accretion expense									85,030	75,622	68,480
Adjusted EBITA									211,779	179,622	151,985
Amortization of intangible assets									38,799	35,768	27,336
Redemption costs for early extinguishment of debt										9,075
Income tax (benefit) expense									39,342	28,174	42,018
Capital expenditures									142,349	109,909	77,153
Eliminations/Adjustments
Segment Reporting Information [Line Items]
Intersegment revenues									(23,428)	(19,716)	(16,622)
Cost of revenues									(23,428)	(19,716)	(16,622)
Adjusted EBITDA									67	178	736
Depreciation and accretion expense										(55)	(80)
Adjusted EBITA									490	1,540	2,437
Capital expenditures										(20)	(49)
North America Segment [Member]
Segment Reporting Information [Line Items]
Revenue from external customers									813,146	762,664	698,038
Cost of revenues									521,818	501,377	455,304
Selling, general, and administrative expenses									59,697	51,594	40,716
Acquisition and divestiture-related expenses									4,213	2,623	2,499
(Gain) loss on disposal of assets									2,089	2,138	2,913
Adjusted EBITDA									225,989	209,743	202,151
Depreciation and accretion expense									46,386	45,956	45,065
Adjusted EBITA									179,603	163,788	157,088
Capital expenditures									83,369	56,999	52,301
Europe Segment [Member]
Segment Reporting Information [Line Items]
Revenue from external customers									376,226	292,157	178,448
Intersegment revenues									1,187	1,509
Cost of revenues									259,889	207,213	140,812
Selling, general, and administrative expenses									32,410	21,795	13,575
Acquisition and divestiture-related expenses									22,259	14,714	7,333
(Gain) loss on disposal of assets									(16,099)	1,086	(123)
Adjusted EBITDA									85,126	64,618	33,174
Depreciation and accretion expense									34,134	27,546	22,448
Adjusted EBITA									50,992	37,072	10,726
Capital expenditures									51,857	46,252	21,745
Corporate and Other
Segment Reporting Information [Line Items]
Revenue from external customers									10,929
Intersegment revenues									22,241	18,207	16,622
Cost of revenues									24,658	15,174	15,793
Selling, general, and administrative expenses									48,394	40,081	30,301
Acquisition and divestiture-related expenses									655	713	5,568
Adjusted EBITDA									(14,795)	(20,603)	(17,219)
Depreciation and accretion expense									4,510	2,175	1,047
Adjusted EBITA									(19,306)	(22,778)	(18,266)
Capital expenditures									$ 7,123	$ 6,678	$ 3,156